Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	1,555,864	802,093
Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	768,592	0
Placement Agent Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	53,799	0
Public warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	233,332	233,332
Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	7,266	7,266
Earn-Out Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	0	200,000
Unvested Sponsor Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	12,000	12,000
Stock Options Outstanding [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	480,875	349,495